Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contract Liabilities
The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2018	$2,585
Revenue recognized	(92,063)
Bookings and other	91,966
Balance at December 31, 2019	2,488
Revenue recognized	(45,585)
Bookings and other	43,848
Balance at December 31, 2020	$751
The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2020	$751
Bookings and other	73,900
Revenue recognized	(68,648)
Balance at September 30, 2021	$6,003

Balance at June 30, 2021	$8,167
Bookings and other	32,067
Revenue recognized	(34,231)
Balance at September 30, 2021	$6,003